September 29, 2025

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington D.C. 20549

Re:    Diamond Hill Funds
Post Effective Amendment No. 93 to the Registration Statement on Form N-1A
File Nos. 333-22075 and 811-08061

Ladies and Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the "1933 Act") the undersigned certifies that (i) the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in the most recent amendment (Post-Effective Amendment No. 93) to Diamond Hill Funds' registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 93 has been filed electronically with the U.S. Securities and Exchange Commission on September 19, 2025.

If you have any questions or require any further information, please contact the undersigned at (614) 255-5986.

Very truly yours,

/s/ Karen R. Colvin
Karen R. Colvin
Secretary